LOANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
LOANS
Schedule of loans

(in thousands)

	3/31/15	12/31/14

Commercial	$44,658	$47,185
Real estate construction	17,208	16,938
Real estate mortgage:
1-4 family residential	193,309	189,458
Multi-family residential	33,981	34,415
Non-farm & non-residential	166,568	161,822
Agricultural	66,293	71,345
Consumer	16,508	16,863
Other	119	279
Total	$538,644	$538,305

	2014	2013
Commercial	$47,184,681	$34,653,869
Real estate construction	16,938,022	11,176,919
Real estate mortgage:
1-4 family residential	189,458,304	194,387,543
Multi-family residential	34,415,293	16,420,429
Non-farm & non-residential	161,821,521	126,791,109
Agricultural	71,344,589	68,002,303
Consumer	16,863,459	17,064,948
Other	279,403	157,852

	$538,305,272	$468,654,972

Schedule of activity in the allowance for loan losses

	Three Months Ended March 31, 2015
	(in thousands)
	Beginning				Ending
	Balance	Charge-offs	Recoveries	Provision	Balance

Commercial	$339	$25	$—	$26	$340
Real estate Construction	446	—	2	(10)	438
Real estate mortgage:
1-4 family residential	1,829	32	3	25	1,825
Multi-family residential	495	—	—	4	499
Non-farm & non-residential	813	—	—	217	1,030
Agricultural	998	242	1	(34)	723
Consumer	520	81	15	43	497
Other	32	242	209	35	34
Unallocated	540	—	—	(6)	534
	$6,012	$622	$230	$300	$5,920

	Three Months Ended March 31, 2014
	(in thousands)
	Beginning				Ending
	Balance	Charge-offs	Recoveries	Provision	Balance

Commercial	$230	$200	$—	$178	$208
Real estate Construction	358	—	4	(33)	329
Real estate mortgage:
1-4 family residential	2,169	63	12	(7)	2,111
Multi-family residential	427	—	—	(26)	401
Non-farm & non-residential	564	—	367	(1)	930
Agricultural	578	—	24	(49)	553
Consumer	548	77	18	61	550
Other	51	97	87	(30)	11
Unallocated	516	—	—	7	523
	$5,441	$437	$512	$100	$5,616

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ending December 31, 2014, 2013 and 2012 (in thousands):

December 31, 2014

	Beginning				Ending
	Balance	Charge-offs	Recoveries	Provision	Balance

Commercial	$230	$258	$—	$367	$339
Real estate Construction	358	—	14	74	446
Real estate mortgage:
1-4 family residential	2,169	274	59	(125)	1,829
Multi-family residential	427	42	57	53	495
Non-farm & non-residential	564	—	368	(119)	813
Agricultural	578	8	27	401	998
Consumer	548	239	67	144	520
Other	51	519	369	131	32
Unallocated	516	—	—	24	540
	$5,441	$1,340	$961	$950	$6,012

December 31, 2013

	Beginning				Ending
	Balance	Charge-offs	Recoveries	Provision	Balance

Commercial	$150	$12	$28	$64	$230
Real estate Construction	918	578	23	(5)	358
Real estate mortgage:
1-4 family residential	1,989	262	63	379	2,169
Multi-family residential	414	161	113	61	427
Non-farm & non-residential	628	99	18	17	564
Agricultural	845	109	24	(182)	578
Consumer	517	460	35	456	548
Other	54	623	344	276	51
Unallocated	532	—	—	(16)	516
	$6,047	$2,304	$648	$1,050	$5,441

December 31, 2012

	Beginning				Ending
	Balance	Charge-offs	Recoveries	Provision	Balance

Commercial	$192	$21	$24	$(45)	$150
Real estate Construction	1,008	74	19	(35)	918
Real estate mortgage:
1-4 family residential	2,257	1,090	38	784	1,989
Multi-family residential	336	88	1	165	414
Non-farm & non-residential	410	126	1	343	628
Agricultural	721	15	9	130	845
Consumer	524	424	64	353	517
Other	50	497	334	167	54
Unallocated	344	—	—	188	532
	$5,842	$2,335	$490	$2,050	$6,047

Schedule of allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method

As of March 31, 2015

(in thousands)

	Individually	Collectively
	Evaluated for	Evaluated for
	Impairment	Impairment	Total
Allowance for Loan Losses:
Commercial	$—	$340	$340
Real estate construction	—	438	438
Real estate mortgage
1-4 family residential	52	1,773	1,825
Multi-family residential	95	404	499
Non-farm & non-residential	258	772	1,030
Agricultural	394	329	723
Consumer	—	497	497
Other	—	34	34
Unallocated	—	534	534
	$799	$5,121	$5,920
Loans:
Commercial	$—	$44,658	$44,658
Real estate construction	—	17,208	17,208
Real estate mortgage:
1-4 family residential	2,085	191,224	193,309
Multi-family residential	95	33,886	33,981
Non-farm & non-residential	2,940	163,628	166,568
Agricultural	4,428	61,865	66,293
Consumer	—	16,508	16,508
Other	—	119	119
	$9,548	$529,096	$538,644

As of December 31, 2014

(in thousands)

	Individually	Collectively
	Evaluated for	Evaluated for
	Impairment	Impairment	Total
Allowance for Loan Losses:
Commercial	$—	$339	$339
Real estate construction	—	446	446
Real estate mortgage:
1-4 family residential	56	1,773	1,829
Multi-family residential	94	401	495
Non-farm & non-residential	136	677	813
Agricultural	712	286	998
Consumer	—	520	520
Other	—	32	32
Unallocated	—	540	540
	$998	$5,014	$6,012
Loans:
Commercial	$—	$47,185	$47,185
Real estate construction	—	16,938	16,938
Real estate mortgage:
1-4 family residential	2,098	187,360	189,458
Multi-family residential	264	34,151	34,415
Non-farm & non-residential	2,958	158,864	161,822
Agricultural	8,479	62,866	71,345
Consumer	—	16,863	16,863
Other	—	279	279
	$13,799	$524,506	$538,305

The following tables present the balance in the allowance for loan losses and the recorded investment (excluding accrued interest receivable amounting to $2,027,176 and $2,302,435) in loans by portfolio segment and based on impairment method as of December 31, 2014 and December 31, 2013 (in thousands):

As of December 31, 2014

	Individually	Collectively
	Evaluated for	Evaluated for
	Impairment	Impairment	Total
Allowance for Loan Losses:
Commercial	$—	$339	$339
Real estate construction	—	446	446
Real estate mortgage:
1-4 family residential	56	1,773	1,829
Multi-family residential	94	401	495
Non-farm & non-residential	136	677	813
Agricultural	712	286	998
Consumer	—	520	520
Other	—	32	32
Unallocated	—	540	540
	$998	$5,014	$6,012
Loans:
Commercial	$—	$47,185	$47,185
Real estate construction	—	16,938	16,938
Real estate mortgage:
1-4 family residential	2,098	187,360	189,458
Multi-family residential	264	34,151	34,415
Non-farm & non-residential	2,958	158,864	161,822
Agricultural	8,479	62,866	71,345
Consumer	—	16,863	16,863
Other	—	279	279
	$13,799	$524,506	$538,305

As of December 31, 2013

	Individually	Collectively
	Evaluated for	Evaluated for
	Impairment	Impairment	Total
Allowance for Loan Losses:
Commercial	$—	$230	$230
Real estate construction	—	358	358
Real estate mortgage:
1-4 family residential	228	1,941	2,169
Multi-family residential	76	351	427
Non-farm & non-residential	110	454	564
Agricultural	298	280	578
Consumer	—	548	548
Other	—	51	51
Unallocated	—	516	516
	$712	$4,729	$5,441
Loans:
Commercial	$—	$34,654	$34,654
Real estate construction	—	11,177	11,177
Real estate mortgage:
1-4 family residential	2,873	191,515	194,388
Multi-family residential	274	16,146	16,420
Non-farm & non-residential	2,716	124,075	126,791
Agricultural	7,673	60,329	68,002
Consumer	—	17,065	17,065
Other	—	158	158
	$13,536	$455,119	$468,655

Schedule of loans individually evaluated for impairment by class of loans

The following table presents loans individually evaluated for impairment by class of loans as of and for the three months ended March 31, 2015 (in thousands):

	Unpaid		Allowance for	Average	Interest	Cash Basis
	Principal	Recorded	Loan Losses	Recorded	Income	Interest
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
Commercial	$—	$—	$—	$—	$—	$—
Real estate construction	—	—	—	—	—	—
Real estate mortgage:
1-4 family residential	1,608	1,608	—	1,613	13	13
Multi-family residential	—	—	—	—	—	—
Non-farm & non-residential	—	—	—	—	—	—
Agricultural	438	438	—	440	10	10
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—
With an allowance recorded:
Commercial	—	—	—	—	—	—
Real estate construction	—	—	—	—	—	—
Real estate mortgage:
1-4 family residential	477	477	52	420	5	5
Multi-family residential	95	95	95	179	—	—
Non-farm & non-residential	2,940	2,940	258	2,949	30	30
Agricultural	3,990	3,990	394	5,793	—	—
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—
Total	$9,548	$9,548	$799	$11,394	$58	$58

The following table presents loans individually evaluated for impairment by class of loans as of March 31, 2014 (in thousands):

		Year to Date	Year to Date
	Average	Interest	Cash Basis
	Recorded	Income	Interest
	Investment	Recognized	Recognized
With no related allowance recorded:
Commercial	$—	$—	$—
Real estate construction	—	—	—
Real estate mortgage:
1-4 family residential	396	—	—
Multi-family residential	—	—	—
Non-farm & non-residential	401		—
Agricultural	1,413	4	4
Consumer	—	—	—
Other	—	—	—
With an allowance recorded:
Commercial	—	—	—
Real estate construction	—	—
Real estate mortgage:
1-4 family residential	1,470	6	6
Multi-family residential	275	4	4
Non-farm & non-residential	2,541	25	25
Agricultural	4,801	—	—
Consumer	—	—	—
Other	—		—
Total	$11,297	$39	$39

The following table presents loans individually evaluated for impairment by class of loans as of and for the year ended December 31, 2014 (in thousands):

	Unpaid		Allowance for	Average	Interest	Cash Basis
	Principal	Recorded	Loan Losses	Recorded	Income	Interest
	Balance	Investment	Allocated	Investment	Recognized	Recognized
With no related allowance recorded:
Commercial	$—	$—	$—	$—	$—	$—
Real estate construction	—	—	—	—	—	—
Real estate mortgage:
1-4 family residential	1,618	1,618	—	1,147	25	25
Multi-family residential	—	—	—	—	—	—
Non-farm & non-residential	—	—	—	552	—	—
Agricultural	442	442	—	2,696	29	29
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—
With an allowance recorded:
Commercial	—	—	—	—	—	—
Real estate construction	—	—	—	—	—	—
Real estate mortgage
1-4 family residential	480	480	56	990	18	18
Multi-family residential	264	264	94	284	5	5
Non-farm & non-residential	2,958	2,958	136	3,173	115	115
Agricultural	8,037	8,037	712	5,341	116	116
Consumer	—	—	—	—	—	—
Other	—	—	—	—		—
Total	$13,799	$13,799	$998	$14,183	$308	$308

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2014 (in thousands):

	Unpaid		Allowance for	Average	Interest	Cash Basis
	Principal	Recorded	Loan Losses	Recorded	Income	Interest
	Balance	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Commercial	$—	$—	$—	$—	$—	$—
Real estate construction	—	—	—	—	—	—
Real estate mortgage:
1-4 family residential	1,618	1,618	—	1,147	25	25
Multi-family residential	—	—	—	—	—	—
Non-farm & non-residential	—	—	—	552	—	—
Agricultural	442	442	—	2,696	29	29
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—
With an allowance recorded:
Commercial	—	—	—	—	—	—
Real estate construction	—	—	—	—	—	—
Real estate mortgage
1-4 family residential	480	480	56	990	18	18
Multi-family residential	264	264	94	284	5	5
Non-farm & non-residential	2,958	2,958	136	3,173	115	115
Agricultural	8,037	8,037	712	5,341	116	116
Consumer	—	—	—	—	—	—
Other	—	—	—	—		—
Total	$13,799	$13,799	$998	$14,183	$308	$308

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2013 (in thousands):

	Unpaid		Allowance for	Average	Interest	Cash Basis
	Principal	Recorded	Loan Losses	Recorded	Income	Interest
	Balance	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Commercial	$—	$—	$—	$—	$—	$—
Real estate construction	—	—	—	—	—	—
Real estate mortgage:
1-4 family residential	824	793	—	1,217	28	28
Multi-family residential	—	—	—	—	—	—
Non-farm & non-residential	1,650	803	—	1,471	81	81
Agricultural	2,912	2,826	—	2,802	123	123
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—
With an allowance recorded:
Commercial	—	—	—	—	—	—
Real estate construction	—	—	—	607	—	—
Real estate mortgage
1-4 family residential	2,080	2,080	228	1,349	96	96
Multi-family residential	274	274	76	443	3	3
Non-farm & non-residential	1,913	1,913	110	1,938	79	79
Agricultural	4,847	4,847	298	4,864	287	287
Consumer	—	—	—	—	—	—
Other	—	—	—	—		—
Total	$14,500	$13,536	$712	$14,691	$697	$697

The following table presents loans individually evaluated for impairment by class of loans as of December 31, 2012 (in thousands):

	Unpaid		Allowance for	Average	Interest	Cash Basis
	Principal	Recorded	Loan Losses	Recorded	Income	Interest
	Balance	Investment	Allocated	Investment	Recognized	Recognized

With no related allowance recorded:
Commercial	$—	$—	$—	$—	$—	$—
Real estate construction	—	—	—	640	—	—
Real estate mortgage:
1-4 family residential	2,272	2,243	—	1,322	75	75
Multi-family residential	—	—	—	41	—	—
Non-farm & non-residential	2,775	2,008	—	1,756	158	158
Agricultural	2,657	2,657	—	1,432	275	275
Consumer	—	—	—	—	—	—
Other	—	—	—	—	—	—
With an allowance recorded:
Commercial	—	—	—	—	—	—
Real estate construction	3,035	3,035	503	2,020	111	111
Real estate mortgage:
1-4 family residential	1,367	1,367	109	976	57	57
Multi-family residential	311	311	147	225	12	12
Non-farm & non-residential	2,175	2,175	150	1,189	104	104
Agricultural	5,388	5,388	549	4,024	252	252
Consumer	—	—	—	—	—	—
Other	—	—	—	—		—
Total	$19,980	$19,184	$1,458	$13,625	$1,044	$1,044

Schedule of recorded investment in nonaccrual, loans past due over 90 days still on accrual and accruing troubled debt restructurings by class of loans

As of March 31, 2015

(in thousands)

		Loans Past Due
		Over 90 Days	Accruing
		Still	Troubled Debt
	Nonaccrual	Accruing	Restructurings
Commercial	$—	$—	$—
Real estate construction	140	—	—
Real estate mortgage:
1-4 family residential	1,301	158	477
Multi-family residential	225	—	—
Non-farm & non-residential	380	—	1,816
Agricultural	—	232	3,829
Consumer	4	46	—
Total	$2,050	$436	$6,122

As of December 31, 2014

(in thousands)

		Loans Past Due
		Over 90 Days	Accruing
		Still	Troubled Debt
	Nonaccrual	Accruing	Restructurings
Commercial	$25	$—	$—
Real estate construction	142	—	—
Real estate mortgage:
1-4 family residential	1,390	23	480
Multi-family residential	264	—	—
Non-farm & non-residential	380	—	1,829
Agricultural	4,371	—	3,829
Consumer	5	1	—
Total	$6,577	$24	$6,138

The following tables present the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of December 31, 2014 and 2013 (in thousands):

As of December 31, 2014

		Loans Past Due
		Over 90 Days
		Still	Troubled Debt
	Nonaccrual	Accruing	Restructurings

Commercial	$25	$—	$—
Real estate construction	142	—	—
Real estate mortgage:
1-4 family residential	1,390	23	480
Multi-family residential	264	—	—
Non-farm & non-residential	380	—	1,829
Agricultural	4,371	—	3,829
Consumer	5	1	—
Other	—	—	—

Total	$6,577	$24	$6,138

As of December 31, 2013

		Loans Past Due
		Over 90 Days
		Still	Troubled Debt
	Nonaccrual	Accruing	Restructurings

Commercial	$—	$—	$—
Real estate construction	—	—	—
Real estate mortgage:
1-4 family residential	1,171	314	493
Multi-family residential	275	—	—
Non-farm & non-residential	803	—	1,878
Agricultural	717	232	4,530
Consumer	8	8	—
Other	—	—	—

Total	$2,974	$554	$6,901

Schedule of aging of the recorded investment in past due and non-accrual loans

As of March 31, 2015

(in thousands)

	30-59	60-89	Loans Past Due		Total
	Days	Days	Over 90 Days		Past Due &	Loans Not
	Past Due	Past Due	Still Accruing	Non-accrual	Non-accrual	Past Due
Commercial	$43	$—	$—	$––	$43	$44,615
Real estate construction	—	—	—	140	140	17,068
Real estate mortgage:
1-4 family residential	1,651	119	158	1,301	3,229	190,080
Multi-family residential	—	—	—	225	225	33,756
Non-farm & non-residential	163	50	—	380	593	165,975
Agricultural	29	—	232	—	261	66,032
Consumer	85	15	46	4	150	16,358
Other	—	—	—	—	—	119
Total	$1,971	$184	$436	$2,050	$4,641	$534,003

As of December 31, 2014

  (in thousands)

	30-59	60-89	Greater than		Total
	Days	Days	90 Days		Past Due &	Loans Not
	Past Due	Past Due	Past Due	Non-accrual	Non-accrual	Past Due
Commercial	$92	$—	$—	$25	$117	$47,068
Real estate construction	—	—	—	142	142	16,796
Real estate mortgage:
1-4 family residential	1,531	232	23	1,390	3,176	186,282
Multi-family residential	—	131	—	264	395	34,020
Non-farm & non-residential	67	—	—	380	447	161,375
Agricultural	7	11	—	4,371	4,389	66,956
Consumer	130	25	1	5	161	16,702
Other	—	—	—	—	—	279
Total	$1,827	$399	$24	$6,577	$8,827	$529,478

The following tables present the aging of the recorded investment in past due and non-accrual loans as of December 31, 2014 and 2013 by class of loans (in thousands):

2014

	30—59	60—89	Greater than		Total
	Days	Days	90 Days		Past Due &	Loans Not
	Past Due	Past Due	Past Due	Non-accrual	Non-accrual	Past Due

Commercial	$92	$—	$—	$25	$117	$47,068
Real estate construction	—	—	—	142	142	16,796
Real estate mortgage:
1-4 family residential	1,531	232	23	1,390	3,176	186,282
Multi-family residential	—	131	—	264	395	34,020
Non-farm & non-residential	67	—	—	380	447	161,375
Agricultural	7	11	—	4,371	4,389	66,956
Consumer	130	25	1	5	161	16,702
Other	—	—	—	—	—	279

Total	$1,827	$399	$24	$6,577	$8,827	$529,478

2013

	30—59	60—89	Greater than		Total
	Days	Days	90 Days		Past Due &	Loans Not
	Past Due	Past Due	Past Due	Non-accrual	Non-accrual	Past Due

Commercial	$49	$—	$—	$—	$49	$34,605
Real estate construction	175	—	—	—	175	11,002
Real estate mortgage:
1-4 family residential	1,981	1,285	314	1,171	4,751	189,637
Multi-family residential	—	—	—	275	275	16,145
Non-farm & non-residential	503	—	—	803	1,306	125,485
Agricultural	155	—	232	717	1,104	66,898
Consumer	102	27	8	8	145	16,920
Other	—	—	—	—	—	158

Total	$2,965	$1,312	$554	$2,974	$7,805	$460,850

Schedule of risk category of loans by class of loans

As of March 31, 2015

 (in thousands)

		Special
	Pass	Mention	Substandard	Doubtful
Commercial	$42,927	$1,484	$247	$—
Real estate construction	15,820	1,248	140	—
Real estate mortgage:
1-4 family residential	179,502	6,447	7,169	191
Multi-family residential	33,728	—	253	—
Non-farm & non-residential	159,623	6,154	791	—
Agricultural	57,097	7,783	1,413	—
Total	$488,697	$23,116	$10,013	$191

As of December 31, 2014

 (in thousands)

		Special
	Pass	Mention	Substandard	Doubtful
Commercial	$45,602	$1,307	$275	$—
Real estate construction	15,529	1,267	142	—
Real estate mortgage:
1-4 family residential	176,791	5,439	7,068	160
Multi-family residential	33,990	—	425	—
Non-farm & non-residential	154,857	5,178	1,787	—
Agricultural	58,110	7,653	5,581	—
Total	$484,879	$20,844	$15,278	$160

The following tables present the risk category of loans by class of loans, based on the most recent analysis performed, as of December 31, 2014 and 2013 (in thousands):

2014

		Special
	Pass	Mention	Substandard	Doubtful

Commercial	$45,602	$1,307	$275	$—
Real estate construction	15,529	1,267	142	—
Real estate mortgage:
1-4 family residential	176,791	5,439	7,068	160
Multi-family residential	33,990	—	425	—
Non-farm & non-residential	154,857	5,178	1,787	—
Agricultural	58,110	7,653	5,581	—

Total	$484,879	$20,844	$15,278	$160

2013

		Special
	Pass	Mention	Substandard	Doubtful

Commercial	$32,771	$1,587	$296	$—
Real estate construction	9,660	1,517	—	—
Real estate mortgage:
1-4 family residential	176,553	10,346	7,489	—
Multi-family residential	14,392	1,579	449	—
Non-farm & non-residential	120,195	5,327	1,269	—
Agricultural	56,713	7,297	3,992	—

Total	$410,284	$27,653	$13,495	$—